UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4244

SOUND SHORE FUND, INC.

(Name of Registrant)

3435 Stelzer Road

Columbus, OH 43219

(800) 754-8758

(Address of Registrant)

T. Gibbs Kane, Jr., President

8 Sound Shore Drive

Greenwich, Connecticut 06830

(Name and Address of agent for service)

(203) 629-1980

Registrant’s telephone number, including area code: (800) 754-8758

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008 – September 30, 2008

Item 1.	Schedule of Investments.

SOUND SHORE FUND, INC.

STATEMENT OF NET ASSETS

SEPTEMBER 30, 2008 (Unaudited)

	Share Amount	Market Value
Common Stock (93.8%)
Consumer Discretionary (17.4%)
Apollo Group, Inc., Class A†	1,329,500	$78,839,350
Comcast Corp., Class A	3,718,100	72,986,303
Interpublic Group of Cos., Inc.†	7,342,800	56,906,700
Time Warner, Inc.	5,697,300	74,691,603
Walt Disney Co.	1,464,800	44,954,712
Washington Post Co., Class B	117,218	65,262,294

		393,640,962

Consumer Staples (7.8%)
Dr Pepper Snapple Group, Inc.†	1,564,800	41,435,904
Kimberly-Clark Corp.	1,019,800	66,123,832
Unilever NV NY ADR	2,407,800	67,803,648

		175,363,384

Diversified Financials (6.7%)
Credit Suisse Group AG ADR	1,200,500	57,960,140
Goldman Sachs Group, Inc.	259,700	33,241,600
National City Corp.	15,183,800	26,571,650
State Street Corp.	596,700	33,940,296

		151,713,686

Energy (14.3%)
El Paso Corp.	6,250,300	79,753,828
Marathon Oil Corp.	1,420,700	56,643,309
Pioneer Natural Resources Co.	1,010,400	52,823,712
Royal Dutch Shell PLC ADR	1,289,300	76,081,593
Spectra Energy Corp.	2,406,500	57,274,700

		322,577,142

Health Care (13.3%)
Aetna, Inc.	924,600	33,387,306
Baxter International, Inc.	759,700	49,859,111
Boston Scientific Corp.†	6,393,300	78,445,791
Cardinal Health, Inc.	1,353,400	66,695,552
CIGNA Corp.	1,490,100	50,633,598
Kinetic Concepts, Inc.†	721,100	20,616,249

		299,637,607

Industrials (4.2%)
General Electric Co.	1,859,200	47,409,600
Southwest Airlines Co.	2,333,100	33,853,281
Waste Management, Inc.	451,000	14,201,990

		95,464,871

Insurance (8.3%)
AON Corp.	1,032,500	46,421,200
Berkshire Hathaway, Inc., Class A†	359	46,885,400
Marsh & McLennan Cos., Inc.	1,097,800	34,866,128
Unum Group	2,414,100	60,593,910

		188,766,638

Materials (3.5%)
Barrick Gold Corp.	835,400	30,692,596
Newmont Mining Corp.	1,263,800	48,984,888

		79,677,484

Pharmaceuticals (3.1%)
Pfizer, Inc.	3,866,300	71,294,572

Technology (11.5%)
Flextronics International, Ltd.†	8,366,700	59,236,236
Hewlett-Packard Co.	639,100	29,551,984
Sun Microsystems, Inc.†	5,655,700	42,983,320
Symantec Corp.†	3,577,400	70,045,492

SOUND SHORE FUND, INC.

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2008 (Unaudited)

	Share Amount	Market Value
Common Stock (Continued)
Technology (Continued)
Texas Instruments, Inc.	2,686,700	$57,764,050

		259,581,082

Utilities (3.7%)
AES Corp.†	7,147,300	83,551,937

Total Common Stock (cost $2,216,631,047)		$2,121,269,365

Short-Term Investment (4.6%)
Money Market Fund (4.6%)
CitiFunds Institutional U.S. Treasury Reserves, 1.16% (cost $103,420,252) (a)	103,420,252	$103,420,252

Total Investments (98.4%) (cost $2,320,051,299) *		$2,224,689,617

Other Assets less Liabilities (1.6%)		35,395,581

Net Assets (100.0%) (shares outstanding 74,265,997)		$2,260,085,198

Net Asset Value (offering and redemption price per share)		$30.43

(a)	Variable or Floating Rate Security. Rate disclosed is as of 09/30/2008.
†	Non-income producing security.
ADR	American Depositary Receipt.
PLC	Public Limited Company.
*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized depreciation consists of:

Gross Unrealized Appreciation	$174,396,968
Gross Unrealized Depreciation	(269,758,650)

Net Unrealized Depreciation	$(95,361,682)

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”.) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current Generally Accepted Accounting Principles from the application of SFAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SOUND SHORE FUND, INC.

STATEMENT OF NET ASSETS (Continued)

SEPTEMBER 30, 2008 (Unaudited)

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2008:

Valuation Inputs	Investments in Securities
Level 1	$2,121,269,365
Level 2	103,420,252
Level 3	—

Total Investments	$2,224,689,617

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Sound Shore Fund, Inc.

By (Signature and Title)*	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ T. Gibbs Kane, Jr.
T. Gibbs Kane, Jr., President

Date: November 25, 2008

By (Signature and Title)*	/s/ Simon D. Collier
Simon D. Collier, Treasurer

Date: November 25, 2008